Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Registrant Name	dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000034273
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 14, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 14, 2019
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Virtus Tactical Allocation Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NAINX
Virtus Tactical Allocation Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	POICX
Virtus Tactical Allocation Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VTAIX